Financial Instruments (Details) - Schedule of fair value of the warrants was measured using the monte-carlo model	12 Months Ended
	Dec. 31, 2021 $ / shares
Schedule of fair value of the warrants was measured using the monte-carlo model [Abstract]
Expected volatility	90.61%	[1]
Share price (in Dollars per share)	$ 3.72	[2]
Risk-free interest rate	1.30%	[3]
Expected life (years)	5 years	[4]

[1]	Based on the historical volatility of comparable companies.
[2]	Derived from the issuance of the equity units issued in Company’s IPO.
[3]	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.
[4]	Based on contractual terms.